UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: MARCH 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Science & Technology Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 17.8%
Amazon.Com, Inc.* [2]	2,550	$87,389
eBay, Inc.*	2,200	81,972
Harman International Industries, Inc.	700	61,922
Pixar Animation Studios*[2]	900	87,795
Total Consumer Discretionary		319,078

Health Care - 3.6%
Affmetrix, Inc.* [2]	1,500	64,260

Industrials - 4.9%
Apollo Group, Inc., Class A*[2]	1,200	88,872

Information Technology - 70.9%
Cisco Systems, Inc.*	3,550	63,510
Cogent Inc.*	2,700	67,986
Cognex Corp.	2,100	52,248
Cognizant Technology Solutions Corp.*	2,300	106,260
Electronic Arts, Inc.*	1,350	69,903
EMC Corp.*	6,800	83,776
Formfactor, Inc. *	2,900	65,656
Google Inc.* [2]	300	54,152
Juniper Networks Inc *	4,335	95,630
Macromedia, Inc.*	1,700	56,950
Marvell Technology Group Ltd.* [2]	2,000	76,680
Maxim Integrated Products, Inc.	2,050	83,784
NAVTEQ Corp.*	2,700	117,045
Qualcomm, Inc.	3,200	117,280
Symbol Technologies, Inc.	6,400	92,736
Zebra Technologies, Corp.*	1,500	71,235
Total Information Technology		1,274,831

Total Common Stocks (cost $1,462,004)		1,747,041

Other Investment Companies - 18.7%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	332,078	332,078
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	5,161	5,161
Total Other Investment Companies (cost $337,239)		337,239

Total Investments - 115.9%
(cost $1,799,243)		2,084,280

Other Assets, less Liabilities - (15.9)%		(286,630)
Net Assets - 100.0%		$1,797,650

Note: Managers Science & Technology Fund was liquidated on April 29, 2005.

Managers 20 Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 100.3%
Consumer Discretionary - 7.6%
eBay, Inc.*	46,000	$1,713,960
Harman International Industries, Inc.	6,000	530,760
Total Consumer Discretionary		2,244,720

Financials - 14.1%
Citigroup, Inc.	26,700	1,199,898
MBNA Corp.	55,200	1,355,160
Schwab (Charles) Corp.	155,000	1,629,050
Total Financials		4,184,108

Health Care - 14.8%
Affmetrix, Inc.* [2]	22,000	942,480
Amgen, Inc.*	20,000	1,164,200
Medtronic, Inc. [2]	25,000	1,273,750
Pfizer, Inc.	39,000	1,024,530
Total Health Care		4,404,960

Industrials - 10.6%
Caterpillar, Inc.	12,000	1,097,280
Rockwell Automation, Inc. [2]	14,500	821,280
United Parcel Service, Inc., Class B	17,000	1,236,580
Total Industrials		3,155,140

Information Technology - 53.2%
Applied Materials, Inc.*	78,000	1,267,500
Avid Technology, Inc.* [2]	14,600	790,152
Cisco Systems, Inc.*	90,500	1,619,045
Cognizant Technology Solutions Corp.* [2]	20,500	947,100
Dell, Inc. *	37,700	1,448,434
Electronic Arts, Inc.*	29,400	1,522,332
EMC Corp.*	115,100	1,418,032
Juniper Networks, Inc.*	50,200	1,107,412
Linear Technology Corp. [2]	36,200	1,386,822
Maxim Integrated Products, Inc. [2]	31,200	1,275,144
Qualcomm, Inc. [2]	32,000	1,172,800
Symantec Corp.* [2]	50,300	1,072,899
Symbol Technologies, Inc.	52,200	756,378
Total Information Technology		15,784,050

Total Common Stocks (cost $35,221,484)		29,772,978

Other Investment Company - 17.7%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%3 (cost $5,248,228)		5,248,228

Total Investments - 118.0%
(cost $40,469,712)		35,021,206

Other Assets, less Liabilities - (18.0)%		(5,351,408)
Net Assets - 100.0%		$29,669,798

Managers Mid-Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 22.0%
Abercrombie & Fitch Co.	32,600	$1,866,024
American Eagle Outfitters, Inc.	57,900	1,710,945
American Greetings Corp., Class A2	46,300	1,179,724
Autoliv, Inc. [2]	18,200	867,230
Blyth, Inc. [2]	5,400	171,936
Borg Warner, Inc.	8,600	418,648
Brinker International, Inc.*	15,400	557,788
Caesars Entertainment, Inc. *	29,500	583,805
Chico's FAS, Inc.* [2]	33,300	941,058
Circuit City Stores, Inc.[2]	53,000	850,650
Copart, Inc.*	33,100	779,836
Darden Restaurants, Inc.	45,500	1,395,940
Harte Hanks, Inc. [2]	15,500	427,180
Mandalay Resorts Group	7,000	493,430
Michaels Stores, Inc.	43,700	1,586,310
NVR, Inc.* [2]	5,700	4,474,500
Pacific Sunwear of California, Inc.	31,700	886,966
Polaris Industries, Inc. [2]	15,900	1,116,657
Rent-A-Center, Inc.*	20,200	551,662
Timberland Co. *[2]	4,700	333,371
Washington Post Co., The[2]	900	804,600
Total Consumer Discretionary		21,998,260

Consumer Staples - 4.9%
Energizer Holdings, Inc. *[2]	13,400	801,320
Hormel Foods Corp.	17,400	541,314
NBTY, Inc.*	17,000	426,530
PepsiAmericas, Inc.	29,200	661,672
SUPERVALU, Inc.	21,000	700,350
Tyson Foods, Inc., Class A	108,100	1,803,108
Total Consumer Staples		4,934,294

Energy - 8.0%
Chesapeake Energy Corp. [2]	47,900	1,050,926
Diamond Offshore Drilling, Inc. [2]	34,700	1,731,543
Newfield Exploration Co.*	28,000	2,079,280
Overseas Shipholding Group, Inc.	13,300	836,703
Patterson-UTI Energy, Inc.	55,100	1,378,602
Weatherford International, Ltd.* [2]	15,500	898,070
Total Energy		7,975,124

Financials - 18.1%
A.G. Edwards, Inc.	20,200	904,960
Allmerica Finance Corp. *	26,000	934,700
American Financial Group, Inc.	63,600	1,958,880
Associates Bank Corp. [2]	40,050	1,250,762
CBL & Associates Properties, Inc.	16,200	1,158,462
Colonial BancGroup, Inc., The	35,100	720,252
Compass Bancshares, Inc. [2]	18,300	830,820
First American Corp. [2]	20,200	665,387
Hibernia Corp., Class A	14,500	464,145
Independence Community Bank Corp.	21,900	854,100
Indymac Mortgage Holdings, Inc. [2]	19,000	646,000
Janus Capital Group, Inc. [2]	58,800	820,260
Mack-Cali Realty Corp. [2]	20,800	880,880
Mercantile Bankshares Corp.	19,100	971,426
New Century Financial Corp.	11,700	547,794
Ohio Casualty Corp.* [2]	39,900	916,902
Protective Life Corp.	17,300	679,890
Providian Financial Corp.* [2]	39,500	677,820
SEI Investments Co.	45,700	1,652,512
StanCorp Financial Group, Inc.	6,200	525,636
Total Financials		18,061,588

Health Care - 11.0%
Apria Healthcare Group, Inc.*	35,300	1,133,130
Bausch & Lomb, Inc. [2]	14,900	1,092,170
C.R. Bard, Inc.	16,300	1,109,704
Charles River Laboratories International, Inc.* [2]	25,700	1,208,928
Coventry Health Care, Inc. *	28,250	1,924,955
Humana, Inc.*	44,000	1,405,360
Invitrogen Corp.* [2]	9,800	678,160
Perrigo Co. [2]	43,300	829,195
Renal Care Group, Inc.*	14,850	563,409
STERIS Corp.	31,000	782,750
Techne Corp.*	7,200	289,296
Total Health Care		11,017,057

Industrials - 10.1%
Brink's Co., The	23,100	799,260
Dun & Bradstreet Corp. *	16,500	1,013,925
Equifax, Inc.	8,300	254,727
Graco, Inc.	77,200	3,115,792
J.B. Hunt Transport Services, Inc.	42,800	1,873,356
Precision Castparts Corp.	10,800	831,708
Republic Services, Inc. [2]	28,100	940,788
Thomas & Betts Corp.*	24,000	775,200
Valassis Communications, Inc.*	13,400	468,464
Total Industrials		10,073,220

Information Technology - 11.7%
Activision, Inc.*	90,933	1,345,813
Acxiom Corp.	38,400	803,712
Avnet, Inc. *[2]	39,400	725,748
Cognizant Technology Solutions Corp.*	7,600	351,120
Cree, Inc.* [2]	24,000	522,000
Factset Research Systems, Inc. [2]	24,750	816,998
Harris Corp. [2]	22,800	744,420
Hyperion Solutions Corp.*	15,600	688,116
Imation Corp. [2]	10,500	364,875
Ingram Micro, Inc., Class A*	36,900	615,123
Integrated Device Technology, Inc.*	42,200	507,666
Lam Research Corp.*[2]	18,900	545,454
Omnivision Technologies, Inc.* [2]	37,900	574,185
Plantronics, Inc.	13,500	514,080
Silicon Laboratories, Inc.* [2]	26,300	781,373
Storage Technology Corp.* [2]	28,600	880,880
Transaction Systems Architects, Inc.*	18,800	435,220
Western Digital Corp.* [2]	38,300	488,325
Total Information Technology		11,705,108

Materials - 5.2%
Bemis Co., Inc.	23,700	737,544
Cytec Industries, Inc.	25,700	1,394,225
Georgia Gulf Corp.	20,800	956,384
Louisana-Pacific Corp.	54,500	1,370,130
Martin Marietta Materials, Inc.	7,000	391,440
Steel Dynamics, Inc. [2]	9,300	320,385
Total Materials		5,170,108

Telecommunication Services - 0.4%
Premiere Global Services, Inc.*	37,200	421,104

Utilities - 7.3%
Alliant Energy Corp.	38,700	1,036,386
Energen Corp. [2]	27,000	1,798,200
Oneok, Inc.	64,000	1,972,480
Questar Corp.	41,500	2,458,875
Total Utilities		7,265,941

Total Common Stocks (cost $82,562,270)		98,621,804

Other Investment Companies - 26.2%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%	24,886,822	24,886,822
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	1,236,500	1,236,500
Total Other Investment Companies (cost $26,123,322)		26,123,322

Total Investments - 124.9%
(cost $108,685,592)		124,745,126

Other Assets, less Liabilities - (24.9)%		(24,847,384)
Net Assets - 100.0%		$99,897,742

Managers Large-Cap Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 14.5%
Abercrombie & Fitch Co. [2]	500	$28,620
Eastman Kodak Co.[2]	900	29,295
Federated Department Stores, Inc. [2]	400	25,456
Ford Motor Co. [2]	1,600	18,128
Gap, Inc., The	1,100	24,024
Home Depot, Inc.	860	32,886
J.C. Penney Co., Inc., Holding Co.	700	36,344
McDonald's Corp.	1,900	59,166
McGraw-Hill Companies, Inc., The	300	26,175
NVR, Inc.* [2]	402	31,400
Office Depot, Inc.*	1,000	22,180
Timberland Co.*	200	14,186
Time Warner Co., Inc.*	2,600	45,630
Viacom, Inc., Class B	800	27,864
Walt Disney Co., The	1,200	34,476
Total Consumer Discretionary		455,830

Consumer Staples - 7.9%
Altria Group, Inc.	500	32,695
Archer-Daniels-Midland Co.	700	17,206
Avon Products, Inc. [2]	700	30,058
Gillette Co., The	1,000	50,480
Hershey Foods Corp.	500	30,230
PepsiCo, Inc.	500	26,515
Pilgrim's Pride Corp., Class B	500	17,860
Reynolds American, Inc.	200	16,118
SUPERVALU, Inc.	800	26,680
Total Consumer Staples		247,842

Energy - 7.6%
Amerada Hess Corp. [2]	450	43,295
Baker Hughes, Inc. [2]	400	17,796
ConocoPhillips Co.	400	43,136
Devon Energy Corp.	400	19,100
Exxon Mobil Corp.	1,300	77,480
Valero Energy Corp.	500	36,635
Total Energy		237,442

Financials - 22.2%
Allstate Corp., The	1,300	70,278
Bank of America Corp.	1,900	83,790
Bear Stearns Co., Inc., The	400	39,960
CBL & Associates Properties, Inc. [2]	500	35,755
CIT Group, Inc.	600	22,800
Conseco, Inc.	1,300	26,546
Countrywide Financial Corp.	998	32,395
Freddie Mac Corp.	500	31,600
Goldman Sachs Group, Inc.	200	21,998
JPMorgan Chase & Co.	1,484	51,346
KeyCorp. [2]	700	22,715
Lincoln National Corp.	300	13,542
Merrill Lynch & Co., Inc.	600	33,960
Moody's Corp.	400	32,344
New Plan Excel Realty Trust, Inc. [2]	600	15,066
Providian Financial Corp.* [2]	900	15,444
Prudential Financial, Inc.	400	22,960
SEI Investments Co.	900	32,544
Wachovia Corp.	1,800	91,638
Total Financials		696,681

Health Care - 13.1%
Aetna, Inc.	500	37,475
Amgen, Inc.*	800	46,568
Becton, Dickinson & Co.	600	35,052
C.R. Bard, Inc.	300	20,424
Coventry Health Care, Inc. *	500	34,070
Forest Laboratories, Inc.*	700	25,865
Johnson & Johnson Co.	1,900	127,604
Pfizer, Inc.	3,200	84,064
Total Health Care		411,122

Industrials - 8.6%
Graco, Inc.	1,000	40,360
J.B. Hunt Transport Services, Inc.	400	17,508
Northrop Grumman Corp.	800	43,184
Ryder System, Inc.	500	20,850
Textron, Inc.	900	67,158
Tyco International, Ltd.	2,400	81,120
Total Industrials		270,180

Information Technology - 13.9%
Adobe Systems, Inc.	600	40,302
Avnet, Inc. *[2]	600	11,052
Cisco Systems, Inc.*	4,200	75,138
Cognizant Technology Solutions Corp.*	700	32,340
Dell, Inc. *	1,000	38,420
Hewlett-Packard Co.	1,800	39,492
Intel Corp.	4,000	92,920
International Business Machines Corp.	150	13,707
MEMC Electronic Materials, Inc. *	1,000	13,450
Microsoft Corp.	1,500	36,255
Oracle Corp.*	3,500	43,680
Total Information Technology		436,756

Materials - 3.2%
Louisana-Pacific Corp.	1,700	42,738
PPG Industries, Inc.	300	21,456
Sigma-Aldrich Corp. [2]	600	36,750
Total Materials		100,944

Telecommunication Services - 3.1%
Alltel Corp. [2]	400	21,940
Sprint Corp.[2]	3,300	75,075
Total Telecommunication Services		97,015

Utilities - 3.8%
PG&E Corp.* [2]	1,800	61,380
Questar Corp.	600	35,550
TXU Corp.	300	23,889
Total Utilities		120,819

Total Common Stocks (cost $2,765,170)		3,074,631

Other Investment Companies - 16.9%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	529,124	529,124
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	484	484
Total Short-Term Investments (cost $529,608)		529,608

Total Investments - 114.8%
(cost $3,294,778)		3,604,239

Other Assets, less Liabilities - (14.8)%		(464,657)
Net Assets - 100.0%		$3,139,582

Note: Managers Large-Cap Fund Equity Fund was renamed Renaissance Large-Cap Equity Fund on April 1, 2005.

Managers Balanced Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 67.2%
Consumer Discretionary - 9.9%
Abercrombie & Fitch Co.	2,800	$160,272
Eastman Kodak Co. [2]	5,400	175,770
Federated Department Stores, Inc. [2]	2,300	146,372
Ford Motor Co. [2]	9,500	107,635
Gap, Inc., The	6,600	144,144
Home Depot, Inc.	5,070	193,877
J.C. Penney Co., Inc., Holding Co.	3,900	202,488
McDonald's Corp.	10,600	330,084
McGraw-Hill Companies, Inc., The	1,500	130,875
NVR, Inc.*	275	215,875
Office Depot, Inc.* [2]	5,800	128,644
Timberland Co. *	1,000	70,930
Time Warner Co., Inc.*	15,160	266,058
Viacom, Inc., Class B	4,700	163,701
Walt Disney Co., The[2]	7,100	203,983
Total Consumer Discretionary		2,640,708

Consumer Staples - 5.7%
Altria Group, Inc.	3,020	197,478
Archer-Daniels-Midland Co.	4,200	103,236
Avon Products, Inc.	4,300	184,642
Gillette Co., The	6,000	302,880
Hershey Foods Corp.	2,800	169,288
PepsiCo, Inc.	3,230	171,287
Pilgrim's Pride Corp., Class B	3,200	114,304
Reynolds American, Inc. [2]	1,300	104,767
SUPERVALU, Inc.	4,800	160,080
Total Consumer Staples		1,507,962

Energy - 5.3%
Amerada Hess Corp. [2]	2,800	269,388
Baker Hughes, Inc.[2]	2,400	106,776
ConocoPhillips Co.	2,500	269,600
Devon Energy Corp.	2,600	124,150
Exxon Mobil Corp.	7,520	448,192
Valero Energy Corp.	2,700	197,829
Total Energy		1,415,935

Financials - 15.1%
Allstate Corp., The	7,500	405,450
Bank of America Corp.	11,000	485,100
Bear Stearns Co., Inc., The	2,300	229,770
CBL & Associates Properties, Inc. [2]	2,700	193,077
CIT Group, Inc.	3,700	140,600
Conseco, Inc.	7,300	149,066
Countrywide Financial Corp.	5,798	188,203
Freddie Mac Corp.	3,100	195,920
Goldman Sachs Group, Inc.	1,200	131,988
JPMorgan Chase & Co.	8,148	281,921
KeyCorp. [2]	3,900	126,555
Lincoln National Corp.	1,700	76,738
Merrill Lynch & Co., Inc.	3,600	203,760
Moody's Corp.	2,300	185,978
New Plan Excel Realty Trust, Inc.[2]	3,400	85,374
Providian Financial Corp.* [2]	5,400	92,664
Prudential Financial, Inc.	2,500	143,500
SEI Investments Co.	5,400	195,264
Wachovia Corp.	10,200	519,282
Total Financials		4,030,210

Health Care - 9.0%
Aetna, Inc.	3,100	232,345
Amgen, Inc.*	4,800	279,408
Becton, Dickinson & Co.	3,700	216,154
C.R. Bard, Inc.	1,800	122,544
Coventry Health Care, Inc. *	2,650	180,571
Forest Laboratories, Inc.*	4,100	151,495
Johnson & Johnson Co.	10,880	730,701
Pfizer, Inc.	18,140	476,538
Total Health Care		2,389,756

Industrials - 6.0%
Graco, Inc.	5,900	238,124
J.B. Hunt Transport Services, Inc.	2,300	100,671
Northrop Grumman Corp.	4,800	259,104
Ryder System, Inc.	3,200	133,440
Textron, Inc.	5,300	395,486
Tyco International, Ltd.	13,700	463,060
Total Industrials		1,589,885

Information Technology - 9.4%
Adobe Systems, Inc.	3,500	235,095
Avnet, Inc. *[2]	3,400	62,628
Cisco Systems, Inc.*	23,940	428,287
Cognizant Technology Solutions Corp.*	4,000	184,800
Dell, Inc. *	6,200	238,204
Hewlett-Packard Co.	10,143	222,537
Intel Corp.	22,860	531,038
International Business Machines Corp.	980	89,552
MEMC Electronic Materials, Inc. *	5,800	78,010
Microsoft Corp.	8,400	203,028
Oracle Corp.*	19,300	240,864
Total Information Technology		2,514,043

Materials - 2.1%
Louisana-Pacific Corp.	9,400	236,316
PPG Industries, Inc.	1,700	121,584
Sigma-Aldrich Corp.[2]	3,200	196,000
Total Materials		553,900

Telecommunication Services - 2.1%
Alltel Corp.[2]	2,300	126,155
Sprint Corp.	19,000	432,250
Total Telecommunication Services		558,405

Utilities - 2.6%
PG&E Corp.* [2]	10,500	358,050
Questar Corp.	3,500	207,375
TXU Corp.	1,500	119,445
Total Utilities		684,870

Total Common Stocks (cost $15,560,532)		17,885,674

Corporate Bonds - 15.6%
Asset-Backed Security - 0.2%
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31	66,689	69,316

Finance - 4.8%
Boeing Capital Corp., 4.750%, 08/25/08	25,000	25,210
Carramerica Realty Corp., 3.625%, 04/01/09	165,000	157,776
CIT Group Inc., 5.500%, 12/01/14(GBP)	50,000	93,783
Health Care, Inc., 7.500%, 08/15/07	150,000	158,927
Hospitality Properties Trust, 6.750%, 02/15/13	150,000	161,244
Host Marriott, LP, 7.125%, 11/01/13	95,000	94,763
iStar Financial Inc., 5.150%, 03/01/12	65,000	62,971
Korea Development Bank, 3.875%, 03/02/09	170,000	164,063
PLC Trust 2003-1, 2.709%, 3/31/06 (a)	64,092	63,874
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	250,000	264,911
Union Planters Bank, 6.500%, 03/15/08	30,000	31,631
Total Finance		1,279,153

Industrials - 10.6%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13	100,000	87,000
Albertson's Inc., 7.750%, 06/15/26	75,000	85,647
AT&T Wireless Services, Inc., 8.750%, 03/01/31	105,000	138,944
Case New Holland, Inc., 6.000%, 06/01/09	100,000	95,500
Chesapeake Energy Corp., 6.375%, 06/15/15 (a)	15,000	14,888
Corning Inc., 6.200%, 03/15/16	40,000	40,368
Cox Communications Inc., 5.450%, 12/15/14 (a)	20,000	19,506
CSC Holdings, Inc., 7.875%, 02/15/18	100,000	106,500
CSN Island IX Corp., 10.000%, 01/15/15 (a)	10,000	10,350
D.R. Horton, Inc., 5.625%, 09/15/24	50,000	47,716
DaimlerChrysler North America Holding Corp., 8.500%, 01/18/31	50,000	60,508
Dana Corp., 7.000%, 03/01/29	10,000	8,832
Dow Chemical Co., 7.375%, 11/01/29	75,000	91,667
Eastman Kodak Co., Series MTNA, 7.250%, 06/15/05	30,000	30,196
Georgia-Pacific Corp., 7.700%, 06/15/15	125,000	137,656
Guidant Corp., 6.150%, 02/15/06	105,000	106,964
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	200,000	206,666
International Paper Co., 5.500%, 01/15/14	80,000	81,526
Kroger Co., 7.000%, 05/01/18	140,000	154,900
Lubrizol Corp., The, 5.500%, 10/01/14	75,000	75,247
Lyondell Chemical Co., 11.125%, 07/15/12	50,000	57,750
MeadWestvaco Corp., 6.800%, 11/15/32	20,000	22,014
MGM Mirage Inc., 5.875%, 02/27/14	85,000	80,644
News America, Inc., 7.280%, 06/30/28	75,000	83,772
Penney (JC) Co., 8.000%, 03/01/10	50,000	50,250
Rogers Cable Inc., 6.750%, 03/15/15 (a)	60,000	59,400
Smithfield Foods, Inc., 7.750%, 05/15/13, Series B	25,000	26,625
Southern Natural Gas Co., 8.875%, 03/15/10	70,000	76,251
Sprint Capital Corp., 6.875%, 11/15/28	135,000	144,964
TCI Communications, Inc., 6.875%, 2/15/06	190,000	195,802
Tyco International Group SA, 6.000%, 11/15/13	145,000	152,498
Tyco International Group SA, 6.875%, 01/15/29	135,000	151,788
Walt Disney Co., The, 7.000%, 03/01/32	75,000	86,220
WellPoint, Inc., 5.000%, 12/15/14 (a)	25,000	24,574
Total Industrials		2,813,133

Total Corporate Bonds (cost $4,002,329)		4,161,602

Foreign Government - 0.6%
Mexico Government, 9.875%, 02/01/10 (cost $162,128)	130,000	155,025

U.S. Treasury Bonds and Notes - 14.6%
USTB, 3.875%, 05/15/09	1,105,000	1,096,023
USTB, 4.500%, 08/15/14	100,000	98,094
USTB, 4.500%, 11/15/13	205,000	201,901
USTB, 4.750%, 05/15/14	300,000	305,718
USTB, 5.250%, 11/15/28	400,000	420,797
USTN, 1.625%, 09/30/05	295,000	292,949
USTN, 2.250%, 02/15/07	570,000	554,637
USTN, 2.375%, 08/15/06	810,000	796,680
USTN, 2.500%, 10/31/06	125,000	122,754
Total U.S. Treasury Bonds and Notes (cost $3,929,322)		3,889,553

Other Investment Companies - 11.1%[1]	Shares
Bank of New York Institutional Cash Reserves Fund, 2.87%	2,539,594	2,539,594
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	424,618	424,618
Total Other Investment Companies (cost $2,964,212)		2,964,212

Total Investments - 109.1%
(cost $26,618,523)		29,056,066

Other Assets, less Liabilities - (9.1)%		(2,417,817)
Net Assets - 100.0%		$26,638,249

Managers Convertible Securities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Principal Amount	Value
Convertible Corporate Bonds - 76.3%
Finance - 8.7%
Extreme Networks, Inc., 3.500%, 12/01/06	$200,000	$197,750
Flextronics International Co. Ltd., 1.000%, 08/01/10 (a) [2]	250,000	250,313
Providian Financial Corp., 4.000%, 05/15/08[2]	100,000	143,375
Radian Group, 2.250%, 01/01/22 (a)	125,000	124,218
Regal Entertainment Group, 3.750%, 05/15/08	100,000	141,625
Scottish Annuity & Life Holdings, Ltd., 4.500%, 12/01/22	100,000	118,625
Serologicals Corp., 4.750%, 08/15/33 (a)	100,000	180,125
Total Finance		1,156,031

Industrials - 65.8%
Advanced Medical Optics, Inc., 2.500%, 07/15/24	125,000	124,688
AirTran Holdings, Inc., 7.000%, 07/01/23	175,000	187,906
Amgen, Inc., 0.000%, 03/01/32 [4]	200,000	146,500
ASM International N.V., 4.250%, 12/06/11 (a)	200,000	205,500
Axcan Pharmaceuticals, Inc., 4.250%, 04/15/08	110,000	144,512
BEA Systems, Inc., 4.000%, 12/15/06	250,000	247,813
Best Buy Co., Inc., 2.250%, 01/15/22[2]	300,000	307,875
BJ Services Co., 0.395%, 04/24/22	250,000	206,250
Cal Dive International, Inc., 3.250%, 12/15/25 (a)	250,000	256,875
CBRL Group, Inc., 0.000%, 04/03/32 [2,4]	50,000	24,875
Century Aluminum Co., 1.750%, 08/01/24 (a)	125,000	146,250
Chiron Corp., 2.750%, 06/30/34 (a)	250,000	240,312
CKE Restaurants, Inc., 4.000%, 10/01/23 (a)	50,000	94,938
CMS Energy Corp., 2.875%, 12/01/24[2]	125,000	139,218
Commonwealth Telephone Enterprises, Inc., 3.250%, 07/15/23 (a)	150,000	151,125
CONMED Corp., 2.500%, 11/15/24 (a)	250,000	270,000
Connetics Corp., 2.000%, 03/30/15 (a)	100,000	98,125
Cypress Semiconductor Corp., 1.250%, 06/15/08	250,000	267,500
Devon Energy Corp., 4.950%, 08/15/08[2]	100,000	115,250
EchoStar Communications Corp., 5.750%, 05/15/08	100,000	99,625
Electronic Data Systems Corp., 3.875%, 07/15/23	150,000	148,875
Electronics for Imaging, Inc., 1.500%, 06/01/23	250,000	240,625
Encysive Pharmaceuticals Inc., 2.500%, 03/15/12 (a)	150,000	150,000
ExpressJet Holdings, 4.250%, 08/01/23[2]	200,000	184,500
Hilton Hotels Corp., 3.375%, 04/15/23[2]	100,000	116,250
Interpublic Group of Companies, Inc.,The, 4.500%, 03/15/23[2]	150,000	185,250
Invitrogen Corp., 1.500%, 02/15/24[2]	300,000	270,000
Isolagen, Inc., 3.500%, 11/01/24 (a)	250,000	249,688
Juniper Networks Inc., 0.000%, 06/15/08 [2,4]	160,000	195,800
Keane, Inc., 2.000%, 06/15/13 (a)	250,000	234,063
Kellwood Co., 3.500%, 06/15/34 (a)	250,000	228,125
Liberty Media Corp., 3.250%, 03/15/31 (a) [2]	125,000	107,344
Lifepoint Hospitals Holdings, 4.500%, 06/01/09 (a)	125,000	128,906
Lockheed Martin Corp., 2.544%, 08/15/33[2]	100,000	106,060
Lowe's Companies, Inc., 0.861%, 10/19/21[2]	200,000	205,500
McData Corp., 2.250%, 02/15/10 (a)	100,000	85,500
Medtronic, Inc., 1.250%, 09/15/21, Series B2	250,000	250,625
NCI Building Systems, Inc., 2.125%, 11/15/24 (a)	125,000	142,030
Nextel Communications, Inc., 5.250%, 01/15/10	250,000	257,500
Option Care, Inc., 2.250%, 11/01/24 (a)	200,000	266,750
Overstock.com, Inc., 3.750%, 12/01/11 (a)	50,000	46,063
Playboy Enterprises, Inc., 3.000%, 03/15/25 (a) [2]	100,000	100,500
Pride International, Inc., 2.500%, 03/01/07[2]	200,000	302,000
SFBC International, Inc., 2.250%, 08/15/24 (a)	110,000	125,813
Starwood Hotels & Resorts Worldwide, Inc., 3.500%, 05/16/23	100,000	125,375
TJX Companies, Inc., 0.000%, 02/13/21 [4]	200,000	169,250
Tyco International Group, 2.750%, 01/15/18 (a)	65,000	97,175
Tyco International Group, 3.125%, 01/15/23 (a)	150,000	238,125
Yahoo! Inc., 0.000%, 04/01/08 [2,4]	175,000	298,375
Total Industrials		8,731,204

Utility - 1.8%
TXU Corp., 4.641%, 07/15/33 [4]	110,000	239,368

Total Convertible Corporate Bonds (cost $9,366,389)		10,126,603

Common Stock - 4.3%	Shares
Consumer Staples - 1.4%
Altria Group, Inc.	2,800	183,092

Energy - 0.9%
Enterprise Products Partners LP	4,706	120,944

Information Technology - 1.3%
NCR Corp.*	2,600	87,724
Yahoo!, Inc.*	2,500	84,750
Total Information Technology		172,474

Telecommunication Services - 0.7%
SBC Communications, Inc.	4,200	99,498

Total Common Stocks (cost $388,266)		576,008

Preferred Stock - 16.7%
Convertible Preferred Stock - 16.2%
Amerada Hess Corp.	1,500	125,835
Constellation Brands, Inc., Series A, 5.750%, 09/01/06	8,000	327,000
FNMA, 5.375%, 12/31/49	1	93,712
Host Marriott Financial Trust 6.750%, 12/02/26	3,000	166,500
Lehman Brothers Holdings Capital Trust VI, Series N, 6.240%, 01/18/54	6,000	149,100
Oneok, Inc., 8.500%, 02/16/06	7,400	279,054
Saturns-Dpl, Series 2002-7, 7.875%, 09/01/31	2,100	53,445
Semco Energy, Inc., 5.000% (a)	1,000	194,000
Sovereign Capital Trust IV, 4.375%, 03/01/34	2,000	94,750
State Street Corp., 6.750%, 02/15/06	1,250	248,750
Travelers Property Casualty Corp., 4.500%, 04/15/32	10,500	232,260
Washington Mutual, Inc., 5.375%, 05/03/41	3,500	185,391
Total Convertible Preferred Stock		2,149,797

Other Preferred Stock - 0.5%
John Hancock Preferred Income Fund	3,000	67,170

Total Preferred Stock (cost $2,041,863)		2,216,967

Other Investment Companies - 22.6%[1]
Bank of New York Institutional Class Shares, 2.87% [3]	2,989,699	2,989,699
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	5,736	5,736
Total Other Investment Companies (cost $2,995,435)		2,995,435

Total Investments - 119.9%
(cost $14,791,953)		15,915,013

Other Assets, less Liabilities - (19.9)%		(2,639,831)
Net Assets - 100.0%		$13,275,182

Managers High Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Principal Amount	Value
Corporate Bonds - 96.8%
Finance - 28.6%
Alamosa Delaware, Inc., 11.000%, 07/31/10	$487,000	$556,398
Alamosa Delaware, Inc., 12.000%, 0 7/31/09	500,000	546,250
Alliance Laundry Corp., 8.500%, 01/15/13	160,000	156,800
Arch Western Finance, LLC, 6.750%, 07/01/13 (a)	555,000	560,550
Cablevision Systems Corp., 8.000%, 04/15/12 (a) [2]	700,000	722,750
Cincinnati Bell, Inc., 8.375%, 01/15/14	390,000	386,100
Dynegy Holdings, Inc., 10.125%, 07/15/13 (a)	400,000	438,000
Flextronics International Ltd., 6.500%, 05/15/13	330,000	329,175
Ford Motor Credit Co., 3.930%, 01/15/10	400,000	388,286
Ford Motor Credit Co., 7.000%, 10/01/13[2]	350,000	339,582
Graphic Packaging International, 9.500%, 08/15/13	460,000	489,900
HCA, Inc., 6.750%, 07/15/13	1,070,000	1,101,333
HealthSouth Corp., 10.750%, 10/01/08[2]	650,000	669,500
HealthSouth Corp., 8.500%, 02/01/08	310,000	310,000
Host Marriott, LP, 6.375%, 03/15/15 (a)	525,000	504,000
ITT Corp., 7.375%, 11/15/15	500,000	540,000
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000	552,500
Madison River, 13.250%, 03/01/10	565,000	607,375
Mail-Well Corp., 9.625%, 03/15/12	385,000	411,950
Playtex Products, Inc., 9.375%, 06/01/11[2]	535,000	559,075
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	400,000	432,000
Rayovac Corp., 8.500%, 10/01/13	390,000	403,650
Rogers Wireless, Inc., 9.625%, 05/01/11	370,000	421,800
Russell Corp., 9.250%, 05/01/10	705,000	752,588
Service Corp. International, 7.700%, 04/15/09	335,000	346,725
Sinclair Broadcast Group, 8.000%, 03/15/12[2]	385,000	394,625
Sun Media Corp., 7.625%, 02/15/13	525,000	548,625
Terra Capital, Inc., 11.500%, 06/01/10	190,000	219,450
Texas Genco LLC., 6.875%, 12/15/14 (a) [2]	195,000	196,462
TRW Automotive, Inc., 9.375%, 02/15/13	540,000	583,200
UGS Corp. 10.000%, 06/01/12 (a)	460,000	510,600
Total Finance		14,979,249

Industrials - 67.3%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13[2]	300,000	261,000
AEP Industries Inc., 7.875%, 03/15/13 (a)	215,000	216,988
Ainsworth Lumber Co., 7.250%, 10/01/12 (a) [2]	125,000	123,125
Ainsworth Lumber Co., Ltd., 6.750%, 03/15/14	240,000	229,200
Airgate PCS, Inc., 5.850%, 10/15/11 (a)	250,000	256,250
Alderwoods Group, Inc., 7.750%, 09/15/12 (a)	180,000	184,950
Allied Waste North America, 5.750%, 02/15/11	515,000	471,225
Allied Waste North America, 6.125%, 02/15/14[2]	215,000	192,963
Allied Waste North America, Inc., 7.375%, 04/15/14[2]	250,000	227,500
American Towers, Inc., 7.250%, 12/01/11	400,000	415,000
Ames True Temper, Inc., 7.141%, 01/15/12 (a)	170,000	160,650
Ardent Health Services, Inc., 10.000%, 08/15/13	270,000	321,300
ArvinMeritor, Inc., 8.750%, 03/01/12[2]	200,000	209,000
AT&T Corp., 7.300%, 11/15/11	400,000	456,500
Aventine Renewable Energy, Inc., 8.501%, 12/15/11 (a)	110,000	112,200
Beazer Homes USA, 8.375%, 04/15/12	170,000	181,050
Beazer Homes USA, Inc., 6.500%, 11/15/13[2]	250,000	245,625
Bowater, Inc., 6.500%, 06/15/13[2]	210,000	201,075
Canwest Media Inc., 8.000%, 09/15/12 (a)	440,000	465,300
CCO Holdings, LLC, 8.750%, 11/15/13	200,000	201,000
Celestica, Inc., 7.875%, 07/01/11	385,000	391,738
Centennial Communications Corp., 8.125%, 02/01/14	50,000	51,500
Charter Communications Holdings II, 10.250%, 09/15/10	400,000	410,000
Chesapeake Energy Corp., 6.375%, 06/15/15 (a)	200,000	198,500
Cincinnati Bell Inc., 8.375%, 01/15/14 (a)	50,000	49,500
Citizens Communications Co., 6.250%, 01/15/13	365,000	344,925
Consolidated Communications Holdings, 9.750%, 04/01/12 (a)	290,000	308,850
Corrections Corp. of America, 6.250%, 03/15/13 (a)	395,000	381,175
Crompton Corp., 9.875%, 08/01/12	305,000	350,750
Crown European Holdings, 10.875%, 03/01/13[2]	95,000	110,675
Crown European Holdings, 9.500%, 03/01/11	235,000	259,088
Del Monte Foods Co., 6.750%, 02/15/15 (a)	80,000	78,400
Denbury Resources, Inc., 7.500%, 04/01/13	250,000	257,500
Dex Media, Inc., 9.000%, 11/15/13[2]	795,000	608,175
DirecTV Holdings LLC, 8.375%, 03/15/13	460,000	500,250
Dobson Cellular Systems, 8.375%, 11/01/11 (a)	125,000	128,125
Dobson Cellular Systems, Inc., 9.875%, 11/01/12 (a) [2]	225,000	230,625
Dole Food Co., Inc., 8.875%, 03/15/11	250,000	270,000
Echostar DBS Corp., 6.375%, 10/01/11[2]	500,000	492,500
Echostar DBS Corp., 6.625%, 10/01/14 (a)	250,000	242,813
Flextronics International Ltd., 1.000%, 08/01/10	225,000	225,281
Freescale Semiconductor, Inc., 7.125%, 07/15/14	175,000	183,750
Georgia-Pacific Corp., 7.700%, 06/15/15	665,000	732,331
Goodman Global Holdings Co., Inc., 5.760%, 06/15/12 (a)	100,000	99,500
Goodman Global Holdings Co., Inc., 7.875%, 12/15/12 (a) [2]	140,000	128,800
Graham Packaging Co., 8.500%, 10/15/12 (a)	125,000	125,625
Graham Packaging Co., 9.875%, 10/15/14 (a) [2]	350,000	351,750
H.H. Gregg Appliances Inc., 9.000%, 02/01/13 (a)	215,000	205,325
Hanover Compressor Co., 9.000%, 06/01/14	125,000	134,375
Houghton Mifflin Co., 9.875%, 02/01/13[2]	200,000	207,000
Huntsman International LLC., 7.375%, 01/01/15 (a) [2]	350,000	350,000
Huntsman International LLC, 11.500%, 07/15/12 (a) [2]	145,000	170,375
Insight Communications Co., Inc., 0.000%, 02/15/11 [2,4]	750,000	750,000
Intelsat (Bermuda), Ltd., 7.805%, 01/15/12 (a) [2]	100,000	102,000
Intelsat (Bermuda), Ltd., 8.250%, 01/15/13 (a)	70,000	71,050
Intelsat (Bermuda), Ltd., 8.625%, 01/15/15 (a)	55,000	56,375
iPCS, Inc., 11.500%, 05/01/12	250,000	282,500
Iron Mountain Inc., 6.625%, 01/01/16	265,000	243,138
Iron Mountain Inc., 7.750%, 01/15/15	300,000	297,750
IWO Escrow Co., 10.750%, 01/15/15 (a)	100,000	64,500
IWO Escrow Co., 6.891%, 01/15/12 (a)	220,000	225,500
J.C. Penney Co., Inc., 6.875%, 10/15/15	240,000	219,600
Jefferson Smurfit Corp., 7.500%, 06/01/13[2]	440,000	440,000
Jostens IH Corp., 7.625%, 10/01/12 (a)	465,000	462,675
L-3 Communications Corp., 5.875%, 01/15/15 (a)	225,000	217,125
L-3 Communications Corp., 6.125%, 07/15/13	175,000	173,688
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000	164,250
Lyondell Chemical Co., 10.500%, 06/01/13[2]	250,000	288,750
Lyondell Chemical Co., 11.125%, 07/15/12	480,000	554,400
MCI Inc., 7.735%, 05/01/14	210,000	231,525
Meritage Homes Corp., 6.250%, 03/15/15 (a) [2]	105,000	99,225
MGM Mirage Inc., 6.750%, 09/01/12	605,000	612,563
Millar Western Forest Products Ltd., 7.750%, 11/15/13	180,000	179,100
Nalco Company, 7.750%, 11/15/11	175,000	182,875
Nalco Company, 8.875%, 11/15/13[2]	355,000	381,625
Newfield Exploration Co., 6.625%, 09/01/14 (a) [2]	265,000	269,638
Nextel Communications, Inc., 7.375%, 08/01/15	750,000	795,938
Novelis, Inc., 7.250%, 02/15/15 (a)	215,000	211,775
Owens-Brockway Glass Container Inc., 6.750%, 12/01/14 (a) [2]	150,000	147,750
Owens-Brockway Glass Inc., 8.250%, 05/15/13	715,000	759,687
PanAmSat Corp., 9.000%, 08/15/14	455,000	482,300
Pep Boys-Manny, Moe & Jack Inc., 7.500%, 12/15/14[2]	100,000	96,500
Pogo Producing Co., 6.625%, 03/15/15 (a) [2]	230,000	231,150
PolyOne Corp., 10.625%, 05/15/10	260,000	289,900
PolyOne Corp., 8.875%, 05/01/12[2]	100,000	107,500
Qwest Communications International Inc., 6.040%, 02/15/09 (a) [2]	600,000	607,500
Qwest Corp., 8.875%, 03/15/12 (a)	275,000	300,438
R.H. Donnelley Corp., 6.875%, 01/15/13 (a) [2]	185,000	184,075
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000	335,675
Rayovac Corp., 7.375%, 02/01/15 (a)	375,000	360,937
Rockwood Specialties Group, Inc., 7.500%, 11/15/14[2]	100,000	100,500
Rogers Wireless Communications, Inc., 6.375%, 03/01/14	330,000	321,750
Rural Cellular Corp., 7.510%, 03/15/10	250,000	257,500
Rural Cellular Corp., 8.250%, 03/15/12	200,000	205,000
Saks Inc., 7.500%, 12/01/10	280,000	273,000
Sanmina-SCI Corp., 6.750%, 03/01/13 (a) [2]	105,000	98,962
Sealy Mattress Co., 8.250%, 06/15/04	220,000	230,450
Select Medical Corp., 7.625%, 02/01/15 (a)	270,000	271,350
Service Corp., International, 6.750%, 04/01/16[2]	210,000	202,650
Six Flags, Inc., 8.875%, 02/01/10[2]	430,000	406,350
Southern Natural Gas Co., 8.875%, 03/15/10[2]	620,000	675,365
Stewart Enterprises, Inc., 6.250%, 02/15/13 (a)	300,000	292,500
Swift & Co., 10.125%, 10/01/09	260,000	286,650
Tenet Healthcare Corp., 7.375%, 02/01/13[2]	725,000	686,937
Tenet Healthcare Corp., 9.250%, 02/01/15 (a)	215,000	215,537
Tenneco Automotive Inc., 8.625%, 11/15/14 (a) [2]	400,000	391,000
Terex Corp., 7.375%, 01/15/14	415,000	425,375
Terra Capital, Inc., 12.875%, 10/15/08	570,000	678,300
Triad Hospitals, Inc., 7.000%, 11/15/13[2]	250,000	246,875
Ubiquitel Opertating Co., 9.875%, 03/01/11 (a) [2]	80,000	88,600
Ubiquitel Opertating Co., 9.875%, 03/01/11	125,000	138,436
United Components, Inc., 9.375%, 06/15/13	500,000	501,250
US Airways, Inc., Series 89A2, 9.820%, 01/01/13[2]	1,343,987	523,154
Vail Resorts, Inc., 6.750%, 02/15/14	685,000	674,725
Vertis Inc., 9.750%, 04/01/09	425,000	446,250
Vertis, Inc., 10.875%, 06/15/09[2]	75,000	72,750
Videotron Ltee, 6.875%, 01/15/14 (a)	370,000	373,700
Warner Music Group, 7.375%, 04/15/14	315,000	326,025
WMG Holdings Corp., 9.500%, 12/15/14 (a)	400,000	278,000
Xerox Corp., 7.625%, 06/15/13	350,000	367,500
Total Industrials		35,248,520

Utility - 0.9%
AES Corp. (The), 7.750%, 03/01/14[2]	350,000	363,125
Calpine Corp., 9.625%, 09/30/14 (a) [2]	120,000	120,900
Total Utility		484,025

Total Corporate Bonds (cost $50,339,311)		50,711,794

Warrants - 0.6%	Shares
Dictaphone Corp., 3/28/06	48,724	2,436
Huntsman Co., LLC, 05/15/11	644	337,939
Total Warrants (cost $94,073)		340,375

Preferred Stock - 1.3%
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31 (cost $641,457)	25,875	666,281

Other Investment Companies - 26.7%[1]
Bank of New York Cash Reserves Fund, 2.87%	13,952,264	13,952,264
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	8,927	8,927
Total Other Investment Companies (cost $13,961,191)		13,961,191

Total Investments - 125.4%
(cost $65,036,032)		65,679,641

Other Assets, less Liabilities - (25.4)%		(13,312,760)
Net Assets - 100.0%		$52,366,881

Managers Fixed Income Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Principal Amount	Value
Corporate Bonds - 80.0%
Asset-Backed Security - 14.3%
Centex Home Equity Loan, Series 2001-A, Class A6, 6.250%, 04/25/31	$659,908	$666,395
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34	265,000	264,806
Commercial Mortgage Asset Trust, Series 1999-C1, Class A1, 6.250%, 01/17/32	446,494	451,444
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	38,710	38,627
Continental Airlines, Inc., 6.648%, 09/15/17	207,202	196,782
Countrywide Home Loans, Series 2001-1, Class AF6, 6.434%, 07/25/31	668,341	671,938
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16	554,521	553,654
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A3, 5.107%, 09/15/34	190,389	193,331
Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538%, 02/15/08	623,243	652,157
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 08/15/33	1,100,000	1,149,141
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33	81,940	82,699
JPMorgan Chase Commercial Mortgage Security, Series 2001-CIB3, Class A2, 6.044%, 11/15/35	743,000	774,311
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000	345,669
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	1,248,935	1,308,045
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33	225,000	235,584
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class A4, 4.730%, 12/25/31	53,760	53,758
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28	444,886	453,790
Salomon Brothers Mortgage Securities, Series 2001-C2, Class A2, 6.168%, 02/13/10	640,000	671,008
Total Asset-Backed Security		8,763,139

Finance - 39.0%
ASIF Global Financial, 2.380%, 02/26/09(SGD)	1,000,000	593,565
Barclays Capital Corp., 4.160%, 02/22/10 (a)(THB)	6,000,000	150,663
Boeing Capital Corp., 4.750%, 08/25/08	230,000	231,928
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	283,476
Cendant Corp., 7.375%, 01/15/13	565,000	639,253
Chancellor Media Corp., 8.000%, 11/01/08	414,000	446,557
Citigroup, Inc., 3.500%, 02/01/08	250,000	244,271
Clear Channel Communications, Inc., 6.625%, 06/15/08	191,000	198,096
Coca-Cola HBC Finance BV, 5.125%, 09/17/13	265,000	266,618
Comcast Corp., 7.050%, 03/15/33[2]	505,000	566,668
Cox Enterprises, Inc., 4.375%, 05/01/08	410,000	404,521
Developers Divers Realty Corp., 3.875%, 01/30/09	200,000	192,827
Duke Realty LP, 3.500%, 11/01/07	400,000	390,237
Equity One, Inc., 3.875%, 04/15/09	400,000	382,678
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)	485,000	472,834
Ford Motor Credit Co., 7.000%, 10/01/13[2]	125,000	121,279
Ford Motor Credit Co., 7.200%, 06/15/07	460,000	469,386
GMAC, 3.700%, 03/20/07	500,000	475,904
GMAC, 6.125%, 08/28/07[2]	450,000	439,041
HCA, Inc., 8.750%, 09/01/10	625,000	705,991
Health Care Properties, 6.875%, 06/08/05	435,000	437,553
Health Care, Inc., 7.500%, 08/15/07	230,000	243,688
Hospitality Properties Trust, 6.750%, 02/15/13	465,000	499,857
International Bank Recon and Development, 0.000%, 08/20/07 [4](NZD)	3,900,000	2,379,662
iStar Financial, Inc., 8.750%, 08/15/08	215,000	240,677
John Hancock Financial Services, Inc., 5.625%, 12/01/08	500,000	518,536
JPMorgan Chase & Co., 4.000%, 02/01/08	350,000	346,191
Korea Development Bank, 3.875%, 03/02/09	425,000	410,158
Lear Corp., Series B, 8.110%, 05/15/09	250,000	270,784
Lehman Brothers Holdings, 3.600%, 03/13/09	150,000	144,424
Liberty Media Corp., 3.500%, 9/25/06	280,000	276,059
Liberty Media Corp., 5.700%, 05/15/13[2]	190,000	179,365
Mack-Cali Realty L.P., 7.250%, 03/15/09	250,000	269,622
Medco Health Solutions, 7.250%, 08/15/13	420,000	464,988
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	650,000	635,194
NCR Corp., 7.125%, 06/15/09	180,000	193,906
New Plan Excel Realty Trust, 5.875%, 06/15/07	555,000	572,021
News America, Inc., 7.625%, 11/30/28	460,000	531,355
PLC Trust 2003-1, 2.709%, 3/31/06 (a)	196,513	195,845
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 (a)	375,000	383,288
Qwest Capital Funding, Inc., 7.250%, 02/15/11[2]	490,000	459,375
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08	1,000,000	950,000
Ras Laffan Liquified National Gas Co., 3.437%, 09/15/09 (a)	270,075	263,884
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	750,000	794,732
Rubbermaid, Inc., 6.600%, 11/15/06	152,000	157,508
Senior Housing Trust, 8.625%, 01/15/12	330,000	366,300
Sovereign Bank, 5.125%, 03/15/13	335,000	331,420
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	439,275
Telecorp PCS, Inc., 10.625%, 07/15/10	312,000	334,299
Texas Eastern Transmission, 7.000%, 07/15/32	255,000	293,735
TGT Pipeline LLC, 5.200%, 06/01/18	465,000	445,099
The Ryland Group, Inc., 5.375%, 06/01/08	440,000	445,588
Time Warner, Inc., 7.700%, 05/01/32	635,000	756,226
Transamerica Corp., 6.750%, 11/15/06	85,000	87,952
Union Planters Bank, 6.500%, 03/15/08	375,000	395,391
Universal Corp., Series MTNC, 5.200%, 10/15/13	430,000	423,564
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000	112,589
Total Finance		23,925,903

Industrials - 15.7%
Albertson's Inc., 7.750%, 06/15/26	175,000	199,843
AmerisourceBergen Corp., 7.250%, 11/15/12	260,000	276,900
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000	410,216
Charter Communications Inc., 8.000%, 04/30/12 (a)	245,000	245,000
Chiron Corp., 1.625%, 08/01/33	400,000	372,500
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19[2]	411,879	401,844
Dynegy-Roseton Danskamme, Series B, 7.670%, 11/08/16	245,000	225,552
Eastman Kodak Co., Series MTNA, 7.250%, 06/15/05	265,000	266,727
General Motors Corp., 7.125%, 07/15/13	400,000	345,168
Georgia-Pacific Corp., 7.700%, 06/15/15[2]	315,000	346,894
Guidant Corp., 6.150%, 02/15/06	305,000	310,704
HCA, Inc., 7.050%, 12/01/27	750,000	719,797
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	495,000	511,498
International Paper Co., 4.000%, 04/01/10	300,000	288,881
International Paper Co., 4.250%, 01/15/09	300,000	296,182
Kraft Foods, Inc., 5.250%, 10/01/13	1,175,000	1,186,610
Kroger Co., 7.000%, 05/01/18	460,000	508,956
News America, Inc., 7.280%, 06/30/28	225,000	251,316
Nortel Networks Ltd., 6.125%, 02/15/06[2]	140,000	141,050
Penney (JC) Co., 8.000%, 03/01/10	125,000	125,625
Telus Corp., 8.000%, 06/01/11	1,065,000	1,234,836
Terra Capital, Inc., 12.875%, 10/15/08	215,000	255,850
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	11,000	283,250
Union Carbide Corp., 6.790%, 06/01/25[2]	185,000	186,156
Walt Disney Co.,The, 7.000%, 03/01/32[2]	190,000	218,423
Total Industrials		9,609,778

Utility - 11.1%
Amerenenergy Generating Co., 7.750%, 11/01/05	800,000	819,050
Cilcorp, Inc., 8.700%, 10/15/09	315,000	360,998
Dominion Resources, Inc., 4.125%, 02/15/08	450,000	445,187
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	900,000	978,143
FirstEnergy Corp., Series C, 7.375%, 11/15/31	715,000	812,404
Gulf States Utilities, 6.770%, 08/01/05	215,000	217,279
Kansas City Power & Light Co., 7.125%, 12/15/05	510,000	521,895
Nisource Finance Corp., 7.875%, 11/15/10	350,000	399,592
Pacific Gas and Electric Co., 6.050%, 03/01/34	500,000	515,180
Pinnacle West Capital Corp., 6.400%, 4/1/06	575,000	583,152
PSI Energy, Inc., 6.650%, 6/15/06	350,000	360,198
Southwestern Public Service Co., 5.125%, 11/01/06	770,000	781,077
Total Utility		6,794,155

Total Corporate Bonds (cost $47,788,220)		49,092,975

Foreign Government Obligations - 4.1%
Canadian Government, 4.500%, 09/01/07(CAD)	1,000,000	848,618
Mexican Government, 9.000%, 12/20/12(MXN)	155,000	1,287,055
Mexico Government, Yankee, 9.875%, 02/01/10[2]	315,000	375,637
Total Foreign Government and Agency (cost $2,410,947)		2,511,310

U.S. Government and Agency Obligations - 11.4%
U.S. Government Agency Obligations - 4.3%
FGLMC, Pool C28063, 6.500%, 07/01/29	8,727	9,086
FGLMC, Pool G00479, 9.000%, 04/01/25	65,451	72,200
FHLMC 2.850%, 01/05/07	630,000	618,788
FHLMC, 3.000%, 02/15/15	357,349	355,724
FHLMC, 3.220%, 06/20/07(SGD)	500,000	308,249
FHLMC, 3.500%, 12/15/10	448,337	448,059
FNCL, Pool 250758, 7.000%, 11/01/26	4,243	4,473
FNCL, Pool 250307, 7.500%, 07/01/25	5,915	6,324
FNMA, 2.290%, 02/19/09(SGD)	700,000	417,396
FNMA, 2.750%, 08/11/06[2]	70,000	68,999
FNMA, 7.000%, 04/25/24	100,000	107,060
FNMA, 7.500%, 01/19/39	243,920	257,015
Total U.S. Government Agency Obligations		2,673,373

U.S. Treasury Bonds and Notes - 7.1%
USTB, 2.000%, 01/15/14	454,696	465,553
USTB, 4.750%, 05/15/14[2]	1,435,000	1,462,355
USTB, 5.375%, 02/15/31[2]	870,000	948,471
USTN, 2.625%, 05/15/08[2]	745,000	715,899
USTN, 3.000%, 02/15/08[2]	755,000	736,096
Total U.S. Treasury Bonds and Notes		4,328,374

Total U.S. Government and Agency Obligations (cost $6,934,036)		7,001,747

Municipal Bonds - 1.3%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09	220,000	239,800
Eufaula Alabama, Series C, 4.000%, 08/15/12	560,000	550,200
Total Municipal Bonds (cost $771,768)		790,000

Other Investment Companies - 15.0%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	7,670,795	7,670,795
JPMorgan Prime Money Market, Institutional Class Shares, 2.59%	1,530,505	1,530,505
Total Other Investment Companies (cost $9,201,300)		9,201,300

Total Investments - 111.8%
(cost $67,106,271)		68,597,332

Other Assets, less Liabilities - (11.8)%		(7,244,448)
Net Assets - 100.0%		$61,352,884

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Science & Technology	$1,515,757	$377,835	$(141,390)	$236,445
20 Fund	35,221,484	1,721,683	(7,170,189)	(5,448,506)
Mid-Cap	83,814,020	17,436,582	(1,392,298)	1,388,742
Large-Cap	2,901,900	364,989	(191,773)	173,216
Balanced	24,286,877	2,829,814	(392,272)	2,224,595
Convertible Securities	11,806,874	1,390,049	(271,610)	1,118,439
High Yield	51,228,872	1,901,011	(1,402,506)	498,505
Fixed Income	59,537,794	2,242,868	(854,126)	1,388,742

* Non-income-producing security

(a)

  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Balanced	$ 399,258	1.5%
Convertible	4,411,863	33.2%
High Yield	14,011,125	26.8%
Fixed Income	2,223,012	3.6%

[1]Yield	shown for each investment company represents its March 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

2Some or all of these shares were out on loan to various brokers as of March 31, 2005, amounting to:

Fund	Market Value	% of Net Assets
Science & Technology	$ 411,474	22.9%
20 Fund	5,846,214	19.7%
Mid-Cap	24,354,289	24.7%
Large-Cap	519,225	16.5%
Balanced Fund	2,492,408	9.4%
Convertible Securities	2,925,725	22.0%
High Yield	13,827,300	26.4%
Fixed Income	7,506,215	12.2%

3Collateral received from brokers for securities lending was invested in these short-term investments.

4Zero coupon security.

Investments Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.
USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association
USTN: United States Treasury Note
GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

CAD:Canadian Dollar
SGD:Singapore Dollar
NZD:New Zealand Dollar
GBP:British Pound
MXN:Mexican Peso

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

By: /s/ Bruce Aronow
Bruce Aronow, Chief Financial Officer

Date: May 31, 2005